Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2019
Trade And Other Receivables [Abstract]
Summary of Trade Receivables
(in thousands)	December 31, 2019	December 31, 2018
Trade receivables	€11,913	€18,938
Total	€11,913	€18,938